Fair value measurements and valuation processes	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurements and valuation processes
Fair value measurements and valuation processes
The Group held certain financial instruments at fair value at 30 June 2023. The definitions and valuation techniques employed for these as at 30 June 2023 are consistent with those used at 31 December 2022 and disclosed in Note 26 on pages 261 to 265 of the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2022:
–Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
–Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.
–The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.
While the carrying values of assets and liabilities at fair value have changed since 31 December 2022, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 Financial Instruments has not materially changed. The values of level 1 assets and level 3 assets are £361 million and £200 million, respectively, at 30 June 2023 (30 June 2022: £506 million and £120 million, respectively, and 31 December 2022: £514 million and £186 million, respectively).
Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2023	2022	2022
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	6	12	43
– cross-currency swaps	234	227	254
– forward foreign currency contracts	305	267	264
Assets at fair value	545	506	561

Liabilities at fair value
Derivatives relating to
– interest rate swaps	398	303	450
– cross-currency swaps	75	114	121
– forward foreign currency contracts	208	512	358
Liabilities at fair value	681	929	929
Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £36,945 million (30 June 2022: £39,491 million; 31 December 2022: £37,170 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.